UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-02924

LORD ABBETT U.S. GOVERNMENT & GOVERNMENT SPONSORED
ENTERPRISES MONEY MARKET FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Brooke A. Fapohunda, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 6/30

Date of reporting period: 9/30/2015

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES MONEY MARKET FUND, INC. September 30, 2015

Investments	Yield(1)	Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES SECURITIES 77.60%

Federal Home Loan Bank	0.09%	10/7/2015	$13,000	$12,999,816
Federal Home Loan Bank	0.10%	11/12/2015	6,000	5,999,300
Federal Home Loan Bank	0.11%	10/30/2015	4,000	3,999,646
Federal Home Loan Bank	0.11%	11/9/2015	16,000	15,998,180
Federal Home Loan Bank	0.12%	10/26/2015	13,640	13,638,863
Federal Home Loan Bank	0.12%	10/28/2015	5,000	4,999,569
Federal Home Loan Bank	0.12%	10/30/2015	15,000	14,998,550
Federal Home Loan Bank	0.12%	11/23/2015	14,000	13,997,527
Federal Home Loan Bank	0.13%	10/7/2015	9,000	8,999,805
Federal Home Loan Bank	0.13%	10/30/2015	6,500	6,499,319
Federal Home Loan Bank	0.13%	11/4/2015	7,000	6,999,141
Federal Home Loan Bank	0.13%	11/24/2015	5,000	4,999,025
Federal Home Loan Bank	0.13%	12/9/2015	8,000	7,998,007
Federal Home Loan Bank	0.14%	11/4/2015	7,400	7,399,015
Federal Home Loan Bank	0.15%	10/2/2015	10,000	9,999,958
Federal Home Loan Bank	0.15%	11/20/2015	3,000	2,999,396
Federal Home Loan Bank	0.16%	11/20/2015	7,000	6,998,512
Federal Home Loan Bank	0.16%	11/20/2015	4,000	3,999,111
Federal Home Loan Bank	0.16%	1/4/2016	2,000	1,999,156
Federal Home Loan Bank	0.17%	12/4/2015	15,000	14,995,600
Federal Home Loan Bank	0.18%	11/9/2015	6,000	5,998,830
Federal Home Loan Bank	0.20%	11/18/2015	6,500	6,498,267
Federal Home Loan Bank	0.20%	12/2/2015	28,000	27,990,693
Federal Home Loan Bank	0.20%	1/20/2016	13,000	12,992,304
Federal Home Loan Bank	0.23%	11/20/2015	7,000	6,997,812
Federal Home Loan Bank	0.26%	12/2/2015	8,000	7,996,418
Federal Home Loan Bank	0.29%	2/24/2016	5,000	4,994,119
Federal Home Loan Bank	0.29%	2/26/2016	4,000	3,995,313
Federal Home Loan Bank	0.32%	3/9/2016	6,000	5,991,467
Federal Home Loan Mortgage Corp.	0.08%	10/2/2015	14,000	13,999,969
Federal Home Loan Mortgage Corp.	0.09%	10/20/2015	10,000	9,999,525
Federal Home Loan Mortgage Corp.	0.09%	12/1/2015	9,000	8,998,627
Federal Home Loan Mortgage Corp.	0.10%	12/8/2015	4,000	3,999,244
Federal Home Loan Mortgage Corp.	0.11%	10/13/2015	13,000	12,999,545
Federal Home Loan Mortgage Corp.	0.11%	12/8/2015	7,000	6,998,546
Federal Home Loan Mortgage Corp.	0.13%	12/15/2015	11,000	10,997,135
Federal Home Loan Mortgage Corp.	0.15%	12/17/2015	5,000	4,998,396
Federal Home Loan Mortgage Corp.	0.15%	1/4/2016	6,000	5,997,625
Federal Home Loan Mortgage Corp.	0.16%	1/15/2016	7,000	6,996,702
Federal Home Loan Mortgage Corp.	0.18%	12/2/2015	14,000	13,995,660
Federal Home Loan Mortgage Corp.	0.18%	1/22/2016	5,000	4,997,253
Federal Home Loan Mortgage Corp.	0.23%	1/21/2016	18,000	17,987,568
Federal Home Loan Mortgage Corp.	0.23%	3/18/2016	12,000	11,987,212
Federal National Mortgage Assoc.	0.09%	10/28/2015	7,000	6,999,527
Federal National Mortgage Assoc.	0.10%	10/1/2015	10,000	10,000,000
Federal National Mortgage Assoc.	0.10%	11/4/2015	19,000	18,998,206

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES MONEY MARKET FUND, INC. September 30, 2015

Investments	Yield(1)	Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES SECURITIES (continued)

Federal National Mortgage Assoc.	0.10%	11/18/2015	$6,000	$5,999,200
Federal National Mortgage Assoc.	0.12%	11/4/2015	4,000	3,999,547
Federal National Mortgage Assoc.	0.13%	10/7/2015	14,000	13,999,708
Federal National Mortgage Assoc.	0.13%	11/4/2015	4,000	3,999,509
Federal National Mortgage Assoc.	0.13%	12/2/2015	29,000	28,993,557
Federal National Mortgage Assoc.	0.14%	11/4/2015	3,000	2,999,618
Federal National Mortgage Assoc.	0.14%	11/18/2015	3,000	2,999,460
Federal National Mortgage Assoc.	0.14%	12/14/2015	4,100	4,098,820
Federal National Mortgage Assoc.	0.14%	1/8/2016	7,000	6,997,305
Federal National Mortgage Assoc.	0.15%	12/23/2015	11,483	11,479,029
Federal National Mortgage Assoc.	0.17%	11/12/2015	6,000	5,998,810
Federal National Mortgage Assoc.	0.18%	1/25/2016	5,000	4,997,100
Federal National Mortgage Assoc.	0.19%	11/12/2015	13,000	12,997,118
Federal National Mortgage Assoc.	0.19%	12/14/2015	3,000	2,998,828
Federal National Mortgage Assoc.	0.22%	1/14/2016	5,000	4,996,792
Federal National Mortgage Assoc.	0.29%	2/17/2016	4,000	3,995,660
Federal National Mortgage Assoc.	0.30%	2/8/2016	14,000	13,984,833
Federal National Mortgage Assoc.	0.31%	3/9/2016	5,000	4,993,111
Total Government Sponsored Enterprises Securities (cost $565,451,464)				565,451,464

U.S. TREASURY OBLIGATION 4.00%

U.S. Treasury Note (cost $29,144,933)	2.13%	12/31/2015	29,000	29,144,933

SHORT-TERM INVESTMENTS 18.03%

Repurchase Agreements

Repurchase Agreement dated 9/30/2015, Zero Coupon due 10/1/2015 with Fixed Income Clearing Corp. collateralized by $2,865,000 of Federal Home Loan Bank at 1.00% due 6/21/2017 and $29,010,000 of U.S. Treasury Note at 0.75% due 6/30/2017; value: $32,041,538; proceeds: $31,411,498			31,411	31,411,498
Repurchase Agreement dated 9/30/2015, 0.09% due 10/1/2015 with J.P. Morgan Chase & Co. collateralized by $102,250,000 of Federal Farm Credit Bank at 0.157% due 2/15/2017; value: $102,169,179; proceeds: $100,000,250			100,000	100,000,000
Total Repurchase Agreements (cost $131,411,498)				131,411,498
Total Investments in Securities 99.63% (cost $726,007,895)*				726,007,895
Other Assets in Excess of Liabilities 0.37%				2,693,080
Net Assets 100.00%				$728,700,975

*	Cost for Federal income tax purposes is $726,007,895. Weighted average maturity of investments: 51 days.
(1)	Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES MONEY MARKET FUND, INC. September 30, 2015

The following is a summary of the inputs used as of September 30, 2015 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Government Sponsored Enterprises Securities	$—	$565,451,464	$—	$565,451,464
U.S. Treasury Obligation	—	29,144,933	—	29,144,933
Repurchase Agreements	—	131,411,498	—	131,411,498
Total	$—	$726,007,895	$—	$726,007,895

(1)	Refer to Note 2(d) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	There were no Level 1/Level 2 transfers during the period ended September 30, 2015.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was incorporated under Maryland law on May 9, 1979.

The investment objective of the Fund is to seek high current income and preservation of capital through investments in high quality, short-term, liquid securities. These securities are commonly known as money market instruments.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The Fund values securities utilizing the amortized cost method, which approximates fair value. Under the amortized cost method, all investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity. Securities purchased at face value are valued at cost, which approximates fair value due to the short duration of the issue.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Repurchase Agreements-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(d)	Fair Value Measurements-Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 -	unadjusted quoted prices in active markets for identical investments;
•	Level 2 -	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 -	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of September 30, 2015 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the period then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES MONEY MARKET FUND, INC.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: November 24, 2015

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: November 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: November 24, 2015

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: November 24, 2015